Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2017
Marketable securities and other securities investments

5. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,706,026	261,226	15,671	5,951,581
Common stocks	661,796	1,897,439	304	2,558,931
Other	318,240	30,282	40	348,482

Total	6,686,062	2,188,947	16,015	8,858,994

Securities not practicable to determine fair value
Public and corporate bonds	20,253
Common stocks	71,941

Total	92,194

	Yen in millions
	March 31, 2017
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,789,221	145,640	49,030	5,885,831
Common stocks	668,345	2,018,910	321	2,686,934
Other	819,514	9,724	2,670	826,568

Total	7,277,080	2,174,274	52,021	9,399,333

Securities not practicable to determine fair value
Public and corporate bonds	25,257
Common stocks	76,936

Total	102,193

Japanese bonds as well as U.S., European and other bonds represent 37% and 63% (as of March 31, 2016) and 28% and 72% (as of March 31, 2017) of public and corporate bonds included in available-for-sale, respectively. Listed stocks on the Japanese stock markets represent 90% and 92% of common stocks which are included in available-for-sale as of March 31, 2016 and 2017, respectively. Public and corporate bonds include government bonds, and “Other” includes investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material as of March 31, 2016 and 2017.

As of March 31, 2016 and 2017, maturities of public and corporate bonds included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥113,348 million, ¥108,708 million and ¥251,940 million for the years ended March 31, 2015, 2016 and 2017, respectively. On those sales, gross realized gains were ¥17,912 million, ¥9,500 million and ¥61,038 million and gross realized losses were ¥161 million, ¥365 million and ¥108 million, respectively.

During the years ended March 31, 2015, 2016 and 2017, Toyota recognized impairment losses on available-for-sale securities of ¥2,578 million, ¥9,272 million and ¥7,073 million, respectively, which are included in “Other income (loss), net” and other in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.